Capital Risk Management	12 Months Ended
Dec. 31, 2024
Capital Risk Management [Abstract]
Capital Risk Management
27.
CAPITAL RISK MANAGEMENT

The Group manages its capital to ensure the Group will be able to continue as a going concern while maximizing the return to stakeholders through the optimization of the debt and equity balance. The Group’s overall strategy remains unchanged throughout the years ended December 31, 2022, 2023 and 2024.

The capital structure of the Group consists of net debt, which includes lease liabilities as disclosed in Note 23, net of cash and cash equivalents, and equity attributable to owners of the Company, comprising issued share capital, share premium, accumulated losses and various reserves.

The Group regularly reviews the capital structure from time to time. As part of this review, the Group considers the cost of capital and the risks associated with each class of capital. The Group may balance its overall capital structure through the payment of dividends, new share issues as well as raising new debt or redemption of existing debts.